Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total customers, net	$ 118,557,988	$ 126,733,175
Crude oil sales
Disclosure of geographical areas [line items]
Payment terms	30 days
Sales price determination period, maximum	2 months
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms	30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms	30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms	22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms	30 days